Related Party Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Jul. 18, 2023	Jan. 25, 2021
Related Party Transactions [Line Items]
Cash borrowing				$ 1,500,000
Outstanding loan amount		$ 582,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Number of shares subject to forfeiture (in Shares)		375,000
IPO [Member]
Related Party Transactions [Line Items]
Share issued, price per share (in Dollars per share)		$ 10
Vaso Corporation and Subsidaries [Member]
Related Party Transactions [Line Items]
Billed fees		$ 0	95,000
Common Stock [Member] | Restriction on Transfer of Founder Shares Event One [Member]
Related Party Transactions [Line Items]
Trading days		20 days
Trading days		30 days
Common Stock [Member] | Restriction on Transfer of Founder Shares Event One [Member] | Share Price Exceeds Twelve Point Fifty USD [Member]
Related Party Transactions [Line Items]
Exceeds per share (in Dollars per share)		$ 12.5
Working Capital Loans [Member]
Related Party Transactions [Line Items]
Working capital loans		$ 1,500,000
Warrant (in Dollars per share)		$ 0.75
Working capital loans outstanding
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate purchase price	$ 25,000
Share issued, price per share (in Dollars per share)	$ 0.009
Consideration of common sock (in Shares)	2,156,250
Aggregate founder shares (in Shares)		2,875,000
Sponsor [Member] | Restriction on Transfer of Founder Shares Event One [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Percentage of founder shares		50.00%
Sponsor [Member] | Restriction on Transfer of Founder Shares Event Two [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Percentage of founder shares		50.00%
Sponsor [Member] | IPO [Member]
Related Party Transactions [Line Items]
Issued and outstanding percentage		20.00%
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount					$ 300,000